Document And Entity Information	Oct. 26, 2026
Document Information [Line Items]
Entity, Registrant Name	AZIO AI HOLDINGS, INC.
Document, Type	8-K
Document, Period End Date	Oct. 26, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-38078
Entity, Tax Identification Number	46-0774222
Entity, Address, Address Line One	7510 Ardmore Street
Entity, Address, City or Town	Houston
Entity, Address, State or Province	TX
Entity, Address, Postal Zip Code	77054
City Area Code	870
Local Phone Number	970-3355
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	AZIO
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001563568